Note 4 - Federal Income Taxes (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Note 4 - Federal Income Taxes (Details) [Line Items]
Unrecognized Tax Benefits	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Note 4 - Federal Income Taxes (Details) [Line Items]
Open Tax Year	2012
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Note 4 - Federal Income Taxes (Details) [Line Items]
Open Tax Year	2015